Reorganization Proceedings of Certain Subsidiaries - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2010	May 31, 2008	May 31, 2008 Subsidiaries	May 31, 2013 Subsidiaries	May 30, 2010 Subsidiaries	May 31, 2006 Subsidiaries
Reorganization [Line Items]
Current and future asbestos claims				$ 1,170,000,000
Asbestos-related products liability claims paid	92,600,000
Asbestos-related products liability, defense-related payments	42,600,000
Accrued liability for asbestos			559,700,000		397,700,000	421,300,000
Asbestos liability, term		10 years
Increase in Asbestos liability			$ 288,100,000